Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.86%
Australia–1.01%
CSL Ltd.	165,185	$29,778,584
Brazil–1.83%
B3 S.A. - Brasil, Bolsa, Balcao	9,852,806	31,045,585
MercadoLibre, Inc.(a)	18,600	23,027,730
		54,073,315
Canada–4.77%
CGI, Inc., Class A(a)	637,642	64,796,594
Magna International, Inc.	479,959	30,868,936
RB Global, Inc.	706,360	45,617,577
		141,283,107
China–7.61%
Airtac International Group	1,126,000	33,466,584
China Mengniu Dairy Co. Ltd.(a)	10,944,000	41,545,349
China Resources Beer Holdings Co. Ltd.	6,758,000	43,335,452
JD.com, Inc., ADR(b)	538,364	22,239,817
Wuliangye Yibin Co. Ltd., A Shares	1,266,312	32,296,326
Yum China Holdings, Inc.	861,522	52,570,072
		225,453,600
Denmark–3.07%
Carlsberg A/S, Class B	224,634	33,702,269
Novo Nordisk A/S, Class B	354,420	57,164,938
		90,867,207
France–12.63%
Air Liquide S.A.	263,084	47,196,540
Arkema S.A.	313,118	33,679,389
Capgemini SE	169,635	30,795,341
LVMH Moet Hennessy Louis Vuitton SE	79,864	74,559,142
Pernod Ricard S.A.	189,300	41,696,060
Publicis Groupe S.A.	442,831	35,774,305
Schneider Electric SE	372,497	66,437,603
TotalEnergies SE	719,189	43,686,672
		373,825,052
Germany–1.36%
Deutsche Boerse AG	210,074	40,277,271
Hong Kong–3.34%
AIA Group Ltd.	4,505,600	45,024,305
Techtronic Industries Co. Ltd.	4,778,500	53,996,727
		99,021,032
India–3.41%
HDFC Bank Ltd., ADR	1,073,722	73,313,738
SBI Life Insurance Co. Ltd.(c)	1,767,548	27,553,835
		100,867,573
Ireland–3.33%
CRH PLC	762,194	45,686,160
Flutter Entertainment PLC(a)	213,951	42,623,035
Kingspan Group PLC	128,021	10,278,315
		98,587,510
Shares		Value
Italy–2.01%
FinecoBank Banca Fineco S.p.A.	3,830,962	$59,473,913
Japan–12.99%
Asahi Group Holdings Ltd.	1,557,000	61,287,727
FANUC Corp.(b)	1,729,760	53,127,423
Hoya Corp.	351,800	40,800,589
Keyence Corp.	35,900	16,116,240
Komatsu Ltd.	819,600	22,921,896
Olympus Corp.	1,873,900	30,595,298
Shimano, Inc.	214,100	32,442,440
SMC Corp.	43,700	22,826,731
Sony Group Corp.	461,000	43,141,816
TIS, Inc.	772,600	19,598,665
Tokyo Electron Ltd.	278,300	41,589,738
		384,448,563
Mexico–3.25%
Wal-Mart de Mexico S.A.B. de C.V., Series V	23,123,902	96,265,584
Netherlands–6.79%
ASML Holding N.V.	73,282	52,461,862
Heineken N.V.(b)	506,555	49,665,802
Shell PLC	1,356,435	41,277,468
Wolters Kluwer N.V.	458,170	57,511,282
		200,916,414
Singapore–0.67%
United Overseas Bank Ltd.	880,266	19,973,535
South Korea–1.84%
Samsung Electronics Co. Ltd.	996,065	54,595,703
Spain–1.90%
Amadeus IT Group S.A.	784,329	56,294,224
Sweden–5.86%
Investor AB, Class B	4,086,771	83,505,961
Sandvik AB	3,059,833	61,897,004
Svenska Handelsbanken AB, Class A	3,194,405	28,030,561
		173,433,526
Switzerland–2.64%
Kuehne + Nagel International AG, Class R	56,682	17,689,869
Logitech International S.A., Class R	56,155	3,955,490
Nestle S.A.	459,153	56,399,314
		78,044,673
Taiwan–1.88%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,214,887	39,887,907
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	159,691	15,833,362
		55,721,269
United Kingdom–8.31%
Ashtead Group PLC	726,305	53,678,349
DCC PLC	522,420	30,247,421

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
United Kingdom–(continued)
Haleon PLC	11,380,659	$49,324,704
Reckitt Benckiser Group PLC	618,923	46,356,305
RELX PLC	1,972,864	66,398,710
		246,005,489
United States–7.36%
Broadcom, Inc.	93,251	83,800,010
ICON PLC(a)	273,388	68,732,477
Linde PLC	167,475	65,427,459
		217,959,946
Total Common Stocks & Other Equity Interests (Cost $2,135,178,488)		2,897,167,090
Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	16,898,349	16,898,349
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	11,923,601	11,924,793
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	19,312,398	19,312,398
Total Money Market Funds (Cost $48,133,893)		48,135,540
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.49% (Cost $2,183,312,381)		2,945,302,630
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.63%
Invesco Private Government Fund, 5.24%(d)(e)(f)	5,237,514	$5,237,514
Invesco Private Prime Fund, 5.38%(d)(e)(f)	13,467,892	13,467,892
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,705,087)		18,705,406
TOTAL INVESTMENTS IN SECURITIES—100.12% (Cost $2,202,017,468)		2,964,008,036
OTHER ASSETS LESS LIABILITIES–(0.12)%		(3,420,621)
NET ASSETS–100.00%		$2,960,587,415
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,293,455	$123,455,045	$(114,850,151)	$-	$-	$16,898,349	$542,614
Invesco Liquid Assets Portfolio, Institutional Class	5,779,253	87,669,882	(81,523,757)	(994)	409	11,924,793	391,531
Invesco Treasury Portfolio, Institutional Class	9,478,235	141,091,479	(131,257,316)	-	-	19,312,398	619,113
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,662,648	186,962,820	(204,387,954)	-	-	5,237,514	340,441*
Invesco Private Prime Fund	58,261,438	399,905,911	(444,695,186)	(2,683)	(1,588)	13,467,892	901,410*
Total	$104,475,029	$939,085,137	$(976,714,364)	$(3,677)	$(1,179)	$66,840,946	$2,795,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$29,778,584	$—	$29,778,584
Brazil	54,073,315	—	—	54,073,315
Canada	141,283,107	—	—	141,283,107
China	74,809,889	150,643,711	—	225,453,600
Denmark	—	90,867,207	—	90,867,207
France	—	373,825,052	—	373,825,052
Germany	—	40,277,271	—	40,277,271
Hong Kong	—	99,021,032	—	99,021,032
India	73,313,738	27,553,835	—	100,867,573
Ireland	—	98,587,510	—	98,587,510
Italy	—	59,473,913	—	59,473,913
Japan	—	384,448,563	—	384,448,563
Mexico	96,265,584	—	—	96,265,584
Netherlands	—	200,916,414	—	200,916,414
Singapore	—	19,973,535	—	19,973,535
South Korea	—	54,595,703	—	54,595,703
Spain	—	56,294,224	—	56,294,224
Sweden	—	173,433,526	—	173,433,526
Switzerland	—	78,044,673	—	78,044,673
Taiwan	15,833,362	39,887,907	—	55,721,269
United Kingdom	—	246,005,489	—	246,005,489
United States	217,959,946	—	—	217,959,946
Money Market Funds	48,135,540	18,705,406	—	66,840,946
Total Investments	$721,674,481	$2,242,333,555	$—	$2,964,008,036
Invesco EQV International Equity Fund